NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Accounting Policies [Abstract]
NET LOSS PER SHARE

Basic net loss per common share is computed based on the weighted average number of common shares outstanding during the period.  Restricted shares issued with vesting condition that have not been met at the end of the period are excluded from the computation of the weighted average shares. As of November 30, 2014 and 2013, 367,818 and 403,013 restricted shares of common stock were excluded from the computation of the weighted average shares, respectively.

Diluted net loss per common share is calculated giving effect to all dilutive potential common shares that were outstanding during the period. Diluted potential common shares generally consist of incremental shares issuable upon exercise of stock options and warrants and conversion of outstanding options and warrants and shares issuable from convertible securities.

In computing diluted loss per share for the periods ended November 30, 2014 and 2013, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	November 30, 2014	November 30, 2013
Stock options	2,855,000	1,940,000
Warrants	6,392,355	2,893,887
Convertible notes	-	830,615
Series A Convertible Preferred Stock	874,257	-
Total	10,121,612	5,664,615

Basic net loss per common share is computed based on the weighted average number of common shares outstanding during the period.  Restricted shares issued with vesting condition that have not been met at the end of the period are excluded from the computation of the weighted average shares. As of February 28, 2014, 303,153 restricted shares of common stock were excluded from the computation of the weighted average shares.

Diluted net loss per common share is calculated giving effect to all dilutive potential common shares that were outstanding during the period. Diluted potential common shares generally consist of incremental shares issuable upon exercise of stock options and warrants and conversion of outstanding options and warrants and shares issuable from convertible securities.

In computing diluted loss per share for the years ended February 28, 2014 and 2013, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	February 28, 2014	February 28, 2013
Stock options	2,680,000	1,116,500
Warrants	3,146,355	2,732,074
Convertible notes	1,986,467	315,576
Total	7,812,822	4,164,150